Related Parties Transactions (Details 1) - USD ($)		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related parties payable		$ 548,717	$ 458,011	$ 367,073
Ho, Terence [Member]
Related Party Transaction [Line Items]
Related parties payable	[1]	359,934	275,977	367,073
He, Da Hong [Member]
Related Party Transaction [Line Items]
Related parties payable	[2]	$ 188,783	$ 182,034

[1]	Mr. Terence Ho is the Chairman and CEO of the Company. From time to time, Mr. Ho paid certain expenses on behalf of the company. The amounts due to Mr. Ho are interest free, unsecured, and payable on demand.
[2]	Mr. He, Da Hong is the former CEO of the Company's subsidiary Shenzhen Zhenlongbao Investment Consulting Co., Ltd. From time to time, Mr. He paid certain expenses on behalf of the company. The amounts due to Mr. Ho are interest free, unsecured, and payable on demand.